Offerings - Offering: 1	Mar. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	33,685,096
Proposed Maximum Offering Price per Unit	6.41
Maximum Aggregate Offering Price	$ 215,921,465.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,818.75
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $6.41, the average of the high $6.53 and low $6.28 reported sales prices of the registrant’s common stock on the Nasdaq Capital Market on March 30, 2026.